Revenues from Contracts with Customers - Additional Information (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 12, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		€ 17,310.6	€ 18,976.7	€ 482.3
Trade and other receivables		7,145.6	12,381.7
Remaining upfront fees contract liabilities		65.7	61.9
Advance payment received for future COVID 19 vaccine sale		56.3	131.9
Trade receivables outstanding collected in cash
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for decrease in trade and other receivables	€ 1,816.5
Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		17,194.6	18,874.0	303.5
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		12,709.7	14,636.5	381.9
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		3,031.0	2,241.9
Belgium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues			675.0	56.2
Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		13,795.8	15,500.0	371.5
German Federal Ministry of Health
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		3,020.5	1,945.6
Genentech Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues				49.2
Sales to collaboration partners | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		1,224.3	970.9	61.4
Sales to collaboration partners | Commercial revenues | Manufacturing Variances
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		850.0	31.0	0.0
Direct product sales to customers | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		3,184.7	3,007.2	20.6
Share of collaboration partners' gross profit and sales milestones | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		€ 12,736.2	14,828.7	€ 188.5
Share of colaborations partners' gross profit | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues			14,352.1
Share of collaboration partners' sales milestones | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues			€ 476.6